Quarterly Report
March 31, 2022
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 92.6%
Foreign Bonds – 62.3%
Australia – 2.0%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$587,182
Commonwealth of Australia, 3.25%, 6/21/2039		2,135,000	1,625,222
Commonwealth of Australia, 1.75%, 6/21/2051		125,000	67,108
			$2,279,512
Belgium – 3.3%
Kingdom of Belgium, 0%, 10/22/2027 (n)	EUR	1,000,000	$1,071,372
Kingdom of Belgium, 0.4%, 6/22/2040 (n)		1,325,000	1,240,942
Kingdom of Belgium, 1.6%, 6/22/2047		955,000	1,087,609
Kingdom of Belgium, 2.15%, 6/22/2066		200,000	261,115
			$3,661,038
Canada – 4.2%
Government of Canada, 0.25%, 8/01/2022	CAD	2,850,000	$2,274,506
Government of Canada, 0.25%, 2/01/2023		1,700,000	1,343,437
Government of Canada, 2.75%, 12/01/2048		670,000	572,685
Province of Ontario, 1.8%, 10/14/2031		$250,000	229,384
Province of Ontario, 1.9%, 12/02/2051	CAD	600,000	355,709
			$4,775,721
China – 0.5%
People's Republic of China, 3.03%, 3/11/2026	CNY	3,500,000	$560,919
France – 1.3%
Republic of France, 0%, 11/25/2031	EUR	900,000	$910,698
Republic of France, 4%, 4/25/2055 (n)		315,000	586,056
			$1,496,754
Germany – 6.1%
Federal Republic of Germany, 0%, 8/15/2026	EUR	3,400,000	$3,713,925
Federal Republic of Germany, 0.5%, 2/15/2028		1,950,000	2,169,401
Federal Republic of Germany, 0%, 5/15/2035		700,000	713,424
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	280,929
			$6,877,679
Greece – 3.5%
Hellenic Republic (Republic of Greece), 4.375%, 8/01/2022	EUR	1,500,000	$1,682,978
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)		1,000,000	1,125,733
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		1,200,000	1,126,694
			$3,935,405
Italy – 9.6%
Republic of Italy, 0.95%, 3/15/2023	EUR	1,500,000	$1,678,175
Republic of Italy, 0.35%, 2/01/2025		1,700,000	1,860,314
Republic of Italy, 2%, 2/01/2028		1,450,000	1,653,949
Republic of Italy, 3.5%, 3/01/2030		2,065,000	2,589,648
Republic of Italy, 2.45%, 9/01/2033		570,000	656,424
Republic of Italy, 5%, 9/01/2040		128,000	199,328
Republic of Italy, 3.25%, 9/01/2046		250,000	321,327
Republic of Italy, 1.7%, 9/01/2051		180,000	169,694
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		1,225,854	1,673,059
			$10,801,918

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Japan – 15.2%
Government of Japan, 0.8%, 6/20/2023	JPY	60,000,000	$498,053
Government of Japan, 1.7%, 12/20/2031		1,022,000,000	9,598,523
Government of Japan, 0.4%, 9/20/2040		585,000,000	4,588,555
Government of Japan, 1.5%, 12/20/2044		110,000,000	1,042,813
Government of Japan, 0.6%, 9/20/2050		50,000,000	379,801
Japan Bank for International Cooperation, 0.625%, 7/15/2025		$300,000	279,990
Japan Finance Organization for Municipalities, 0.625%, 9/02/2025 (n)		250,000	231,898
Japan International Cooperation Agency, 1%, 7/22/2030		250,000	218,567
Tokyo Metropolitan Government , 0.75%, 7/16/2025 (n)		250,000	233,291
			$17,071,491
New Zealand – 2.7%
Government of New Zealand, 5.5%, 4/15/2023	NZD	1,600,000	$1,143,267
Government of New Zealand , 0.25%, 5/15/2028		3,250,000	1,888,468
			$3,031,735
Norway – 1.5%
Kingdom of Norway, 2%, 5/24/2023 (n)	NOK	15,000,000	$1,710,206
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		$200,000	$184,000
Serbia – 0.2%
Republic of Serbia, 2.125%, 12/01/2030 (n)		$200,000	$166,540
South Korea – 0.5%
Republic of Korea, 0.875%, 12/10/2023	KRW	750,000,000	$604,235
Spain – 5.0%
Kingdom of Spain, 0.35%, 7/30/2023	EUR	2,600,000	$2,895,762
Kingdom of Spain, 3.8%, 4/30/2024		1,000,000	1,188,283
Kingdom of Spain, 4.7%, 7/30/2041		215,000	353,558
Kingdom of Spain, 5.15%, 10/31/2044		555,000	995,491
United Mexican States, 1%, 10/31/2050		200,000	175,186
			$5,608,280
Supranational – 0.5%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$300,000	$284,688
Inter-American Development Bank, 0.625%, 7/15/2025		250,000	234,435
			$519,123
Sweden – 0.5%
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	$288,987
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	281,787
			$570,774
United Kingdom – 5.2%
United Kingdom Treasury, 0.75%, 7/22/2023	GBP	1,000,000	$1,304,914
United Kingdom Treasury, 4.75%, 12/07/2030		515,000	854,665
United Kingdom Treasury, 1.75%, 9/07/2037		780,000	1,015,015
United Kingdom Treasury, 3.25%, 1/22/2044		430,000	710,097
United Kingdom Treasury, 4.25%, 12/07/2049		315,000	634,438
United Kingdom Treasury, 3.75%, 7/22/2052		159,000	306,183
United Kingdom Treasury, 4%, 1/22/2060		235,000	510,612
United Kingdom Treasury, 3.5%, 7/22/2068		230,000	485,644
			$5,821,568

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Uruguay – 0.3%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$371,341
Total Foreign Bonds			$70,048,239
U.S. Bonds – 30.3%
Asset-Backed & Securitized – 0.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.036%, 11/15/2054 (i)		$1,038,193	$71,046
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.849%, 10/15/2054 (i)(n)		3,167,077	158,832
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.219%, 10/15/2054 (i)		3,823,513	277,601
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.956% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)		100,000	98,246
			$605,725
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029 (i)		$158,000	$157,865
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$28,000	$27,956
Howard University, Washington D.C., 2.801%, 10/01/2023		30,000	29,705
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		33,000	32,294
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		42,000	40,207
			$130,162
Mortgage-Backed – 0.4%
Freddie Mac, 1.169%, 9/25/2030 (i)		$329,805	$28,195
Freddie Mac, 0.536%, 9/25/2031 (i)		2,295,212	105,034
Freddie Mac, 0.855%, 9/25/2031 (i)		706,831	48,876
Freddie Mac, 0.349%, 11/25/2031 (i)		3,422,551	106,137
Freddie Mac, 0.398%, 12/25/2031 (i)		3,444,413	142,424
Freddie Mac, 0.567%, 12/25/2031 (i)		568,544	26,419
			$457,085
Municipals – 0.5%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023		$60,000	$59,449
Chicago, IL, Board of Education, Taxable, “E”, BAM, 6.138%, 12/01/2039		250,000	281,137
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026		20,000	19,385
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027		100,000	96,536
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024		80,000	76,971
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025		65,000	61,380
			$594,858
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.57%, 6/01/2025		$1,557	$1,562
Small Business Administration, 5.09%, 10/01/2025		1,625	1,641
Small Business Administration, 5.21%, 1/01/2026		18,041	18,310
Small Business Administration, 2.22%, 3/01/2033		243,939	234,250
			$255,763
U.S. Treasury Obligations – 28.4%
U.S. Treasury Bonds, 4.5%, 8/15/2039		$3,531,400	$4,558,127
U.S. Treasury Bonds, 2.75%, 11/15/2042		1,976,000	2,006,721
U.S. Treasury Bonds, 2.5%, 2/15/2045		1,200,000	1,168,781
U.S. Treasury Bonds, 3%, 2/15/2048		810,000	882,489
U.S. Treasury Bonds, 3%, 2/15/2049		4,535,000	4,984,780
U.S. Treasury Bonds, 1.875%, 11/15/2051		1,130,000	991,222
U.S. Treasury Notes, 1.625%, 4/30/2023		5,350,000	5,340,387
U.S. Treasury Notes, 0.125%, 1/15/2024		240,000	230,934
U.S. Treasury Notes, 2.125%, 5/15/2025 (f)		2,120,700	2,094,854
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)		6,710,000	6,875,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.25%, 8/15/2031	$3,050,000	$2,772,640
		$31,906,326
Total U.S. Bonds		$34,107,784
Total Bonds		$104,156,023
Investment Companies (h) – 7.6%
Money Market Funds – 7.6%
MFS Institutional Money Market Portfolio, 0.21% (v)	8,479,363	$8,479,363

Other Assets, Less Liabilities – (0.2)%		(198,404)
Net Assets – 100.0%		$112,436,982
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,479,363 and $104,156,023, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,124,551, representing 7.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.956% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/21	$100,000	$98,246
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,829,662	USD	2,761,608	Goldman Sachs International	4/08/2022	$104,248
AUD	1,034,620	USD	770,955	Morgan Stanley Capital Services, Inc.	4/08/2022	3,283
CAD	800,000	USD	620,525	Barclays Bank PLC	4/08/2022	19,390
CAD	1,401,000	USD	1,114,240	Citibank N.A.	4/08/2022	6,411
CAD	679,000	USD	542,567	JPMorgan Chase Bank N.A.	4/08/2022	561
EUR	343,408	USD	375,342	Goldman Sachs International	4/08/2022	4,595
GBP	687,218	USD	896,318	Merrill Lynch International	4/08/2022	6,413
KRW	743,492,202	USD	606,784	Citibank N.A.	4/04/2022	6,633
NOK	10,805,000	USD	1,227,080	Citibank N.A.	4/08/2022	169
NOK	6,083,011	USD	683,168	JPMorgan Chase Bank N.A.	4/08/2022	7,750
NZD	1,462,587	USD	989,677	Brown Brothers Harriman	4/08/2022	23,934
NZD	895,000	USD	617,041	Deutsche Bank AG	4/08/2022	3,218
NZD	221,000	USD	150,394	JPMorgan Chase Bank N.A.	4/08/2022	2,765
SEK	11,327,000	USD	1,194,887	State Street Bank Corp.	4/08/2022	9,886
ZAR	8,350,184	USD	528,180	BNP Paribas S.A.	4/08/2022	42,975
USD	830,459	AUD	1,106,246	Merrill Lynch International	4/08/2022	2,621
USD	613,329	CAD	766,374	HSBC Bank	4/08/2022	311
USD	58,684	DKK	393,000	Deutsche Bank AG	4/08/2022	231
USD	786,851	EUR	676,811	Barclays Bank PLC	4/12/2022	37,964
USD	5,245,041	EUR	4,694,342	Deutsche Bank AG	4/08/2022	51,363
USD	2,587,699	EUR	2,297,733	HSBC Bank	4/08/2022	45,558
USD	2,373,070	EUR	2,111,792	JPMorgan Chase Bank N.A.	4/08/2022	36,646
USD	397,627	EUR	357,000	Morgan Stanley Capital Services, Inc.	4/08/2022	2,653
USD	1,181,822	EUR	1,050,000	State Street Bank Corp.	4/08/2022	20,133
USD	36,064	EUR	32,179	State Street Bank Corp.	7/15/2022	313
USD	560,239	GBP	425,000	Barclays Bank PLC	4/08/2022	1,959
USD	714,518	GBP	540,000	Brown Brothers Harriman	4/08/2022	5,173
USD	1,537,956	GBP	1,137,587	Deutsche Bank AG	4/08/2022	43,620
USD	1,755,800	GBP	1,312,317	HSBC Bank	4/08/2022	31,939
USD	1,806,713	GBP	1,346,629	Morgan Stanley Capital Services, Inc.	4/08/2022	37,778
USD	2,487,380	JPY	287,016,061	Brown Brothers Harriman	4/08/2022	129,615
USD	59,777	JPY	6,894,000	Deutsche Bank AG	4/08/2022	3,145
USD	246,319	JPY	28,431,000	JPMorgan Chase Bank N.A.	4/08/2022	12,766
USD	1,610,841	JPY	185,774,929	Morgan Stanley Capital Services, Inc.	4/08/2022	84,746
USD	684,326	JPY	79,129,000	State Street Bank Corp.	4/08/2022	34,301
USD	582,196	JPY	70,281,542	UBS AG	4/08/2022	4,851
USD	622,096	KRW	743,492,202	Barclays Bank PLC	4/04/2022	8,679
USD	614,101	KRW	743,492,202	Citibank N.A.	4/04/2022	684
USD	2,461,649	NOK	21,414,035	Brown Brothers Harriman	4/08/2022	29,408
USD	580,218	SEK	5,300,000	Deutsche Bank AG	4/08/2022	16,494
USD	739,343	SEK	6,620,348	Merrill Lynch International	4/08/2022	35,183
USD	1,048	TWD	29,000	JPMorgan Chase Bank N.A.	5/17/2022	35
						$920,400
Liability Derivatives
AUD	1,106,246	USD	832,002	Merrill Lynch International	7/15/2022	$(2,659)
DKK	2,698,237	USD	415,876	JPMorgan Chase Bank N.A.	4/28/2022	(14,319)
EUR	501,689	USD	573,605	Deutsche Bank AG	4/08/2022	(18,552)
EUR	1,762,147	USD	2,008,799	HSBC Bank	4/08/2022	(59,213)
EUR	979,000	USD	1,105,788	Merrill Lynch International	4/08/2022	(22,652)
EUR	1,030,970	USD	1,180,836	Morgan Stanley Capital Services, Inc.	4/08/2022	(40,201)
EUR	1,530,374	USD	1,752,471	UBS AG	4/08/2022	(59,311)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
GBP	733,069	USD	992,625	Brown Brothers Harriman	4/08/2022	$(29,664)
GBP	2,483,815	USD	3,361,969	Deutsche Bank AG	4/08/2022	(99,225)
GBP	369,190	USD	501,687	State Street Bank Corp.	4/08/2022	(16,718)
JPY	66,079,000	USD	574,070	Brown Brothers Harriman	4/08/2022	(31,248)
JPY	1,064,379,491	USD	9,240,195	Merrill Lynch International	4/08/2022	(496,582)
JPY	156,048,958	USD	1,354,768	Morgan Stanley Capital Services, Inc.	4/08/2022	(72,865)
KRW	743,492,202	USD	614,101	Barclays Bank PLC	4/04/2022	(684)
NOK	4,399,000	USD	507,482	Barclays Bank PLC	4/08/2022	(7,836)
NOK	4,865,000	USD	563,166	Goldman Sachs International	4/08/2022	(10,591)
SEK	10,964,000	USD	1,202,951	BNP Paribas S.A.	4/08/2022	(36,788)
SEK	8,445,655	USD	924,374	JPMorgan Chase Bank N.A.	4/08/2022	(26,069)
SEK	5,483,000	USD	614,335	Merrill Lynch International	4/08/2022	(31,147)
SEK	5,422,000	USD	592,737	Morgan Stanley Capital Services, Inc.	4/08/2022	(16,037)
ZAR	12,829	USD	880	Brown Brothers Harriman	4/08/2022	(3)
USD	551,598	AUD	746,000	Barclays Bank PLC	4/08/2022	(6,657)
USD	1,184,809	AUD	1,600,000	Deutsche Bank AG	4/08/2022	(12,520)
USD	427,028	AUD	598,174	HSBC Bank	4/08/2022	(20,604)
USD	584,415	AUD	813,862	State Street Bank Corp.	4/08/2022	(24,623)
USD	90	BRL	465	JPMorgan Chase Bank N.A.	5/03/2022	(7)
USD	1,496,815	CAD	1,871,980	JPMorgan Chase Bank N.A.	4/28/2022	(395)
USD	162,108	CAD	207,000	Morgan Stanley Capital Services, Inc.	4/08/2022	(3,470)
USD	602	CLP	494,000	Goldman Sachs International	4/26/2022	(24)
USD	555,823	CNY	3,573,000	JPMorgan Chase Bank N.A.	6/10/2022	(5,367)
USD	1,540,396	EUR	1,397,774	JPMorgan Chase Bank N.A.	4/08/2022	(6,058)
USD	904,183	EUR	822,960	Morgan Stanley Capital Services, Inc.	4/08/2022	(6,315)
USD	502,506	EUR	460,000	State Street Bank Corp.	4/08/2022	(6,425)
USD	45,815	GBP	35,000	Morgan Stanley Capital Services, Inc.	4/08/2022	(161)
USD	702,716	JPY	85,325,178	Deutsche Bank AG	7/15/2022	(378)
USD	606,507	KRW	743,492,202	Citibank N.A.	6/30/2022	(6,529)
USD	56,580	NOK	500,000	Brown Brothers Harriman	4/08/2022	(211)
USD	1,892,273	NZD	2,744,484	Deutsche Bank AG	4/08/2022	(9,726)
USD	3,989,636	NZD	5,937,702	UBS AG	4/08/2022	(125,347)
USD	562,355	SEK	5,399,000	Citibank N.A.	4/08/2022	(11,899)
USD	23,398	SEK	227,000	Deutsche Bank AG	4/08/2022	(747)
USD	1,169,390	SEK	10,999,000	Goldman Sachs International	4/08/2022	(496)
USD	1,156,486	SEK	10,957,000	Morgan Stanley Capital Services, Inc.	4/08/2022	(8,933)
USD	24,026	ZAR	374,000	Deutsche Bank AG	4/08/2022	(1,556)
USD	514,832	ZAR	7,989,013	HSBC Bank	4/08/2022	(31,619)
						$(1,382,431)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	15	$1,422,628	June - 2022	$35,660
Canadian Treasury Bond 5 yr	Short	CAD	69	6,476,391	June - 2022	153,768
U.S. Treasury Note 5 yr	Short	USD	36	4,128,750	June - 2022	74,033
U.S. Treasury Ultra Note 10 yr	Long	USD	9	1,219,219	June - 2022	3,061
						$266,522
At March 31, 2022, the fund had cash collateral of $550,000 and other liquid securities with an aggregate value of $157,983 to cover any collateral or margin obligations for securities and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$32,162,089	$—	$32,162,089
Non - U.S. Sovereign Debt	—	68,940,868	—	68,940,868
Municipal Bonds	—	594,858	—	594,858
U.S. Corporate Bonds	—	288,027	—	288,027
Residential Mortgage-Backed Securities	—	457,085	—	457,085
Commercial Mortgage-Backed Securities	—	507,479	—	507,479
Asset-Backed Securities (including CDOs)	—	98,246	—	98,246
Foreign Bonds	—	1,107,371	—	1,107,371
Mutual Funds	8,479,363	—	—	8,479,363
Total	$8,479,363	$104,156,023	$—	$112,635,386
Other Financial Instruments
Futures Contracts – Assets	$266,522	$—	$—	$266,522
Forward Foreign Currency Exchange Contracts – Assets	—	920,400	—	920,400
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,382,431)	—	(1,382,431)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,318,456	$30,241,276	$27,080,369	$—	$—	$8,479,363
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,950	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	44.4%
Japan	15.2%
Italy	9.6%
Germany	6.1%
United Kingdom	5.2%
Spain	5.0%
Greece	3.6%
Belgium	3.3%
New Zealand	2.7%
Other Countries	4.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.